TRADE ACCOUNTS RECEIVABLE (Details) $ in Thousands, € in Millions, ৳ in Millions, ¥ in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions	Dec. 29, 2024 USD ($)	Dec. 29, 2024 CAD ($)	Dec. 29, 2024 GBP (£)	Dec. 29, 2024 EUR (€)	Dec. 29, 2024 AUD ($)	Dec. 29, 2024 MXN ($)	Dec. 29, 2024 CNY (¥)	Dec. 29, 2024 BDT (৳)	Dec. 31, 2023 USD ($)
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts receivable	$ 553,420								$ 423,663
Allowance for expected credit losses	(11,061)								(11,165)
Trade accounts receivable	$ 542,359	$ 27.7	£ 0.0	€ 24.6	$ 3.5	$ 5.6	¥ 0.4	৳ 0.0	$ 412,498